UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      October 13, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    15602

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BARNES & NOBLE INC  COM STK    COMMON STOCK     067774109     2072    54600 SH       SOLE                  54600        0        0
D BROOKFIELD HOMES COR P COM STK COMMON STOCK     112723101     2477    87965 SH       SOLE                  87965        0        0
D DONNELLEY R R & SONS  CO COM S COMMON STOCK     257867101     2060    62500 SH       SOLE                  62500        0        0
D FREESCALE SEMICONDUC TOR INC C COMMON STOCK     35687M206     1634    43000 SH       SOLE                  43000        0        0
D GENESCO INC  COM STK           COMMON STOCK     371532102     1396    40500 SH       SOLE                  40500        0        0
D HARRAHS ENTERTAINMEN T INC COM COMMON STOCK     413619107      332     5001 SH       SOLE                   5001        0        0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104      821    30000 SH       SOLE                  30000        0        0
D MOVIE GALLERY INC  COM STK     COMMON STOCK     624581104      303   154522 SH       SOLE                 154522        0        0
D PW EAGLE INC COM STK           COMMON STOCK     69366Y108     1058    35255 SH       SOLE                  35255        0        0
D VULCAN MATLS CO  COM STK       COMMON STOCK     929160109      978    12500 SH       SOLE                  12500        0        0
D WASHINGTON GROUP INT L INC COM COMMON STOCK     938862208      752    12778 SH       SOLE                  12778        0        0
D WPCS INTERNATIONAL INC NEW     COMMON STOCK     92931L203     1719   172494 SH       SOLE                 172494        0        0
S REPORT SUMMARY                 12 DATA RECORDS               15602        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED